UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2011

Item 1. Schedule of Investments.

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND
Schedule of Investments
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 97.7%
Brazil — 10.5%
475,600	Banco do Brasil SA (Banks)	$8,490,870
447,200	Banco do Estado do Rio Grande do Sul SA Preference B Shares (Banks)	4,399,700
56,200	Banco Santander Brasil SA ADR (Banks)	651,920
98,800	BM&F Bovespa SA (Diversified Financials)	690,495
449,900	BR Malls Participacoes SA (Real Estate)	4,102,391
21,500	Centrais Eletricas Brasileiras SA (Utilities)	288,911
22,700	Centrais Eletricas Brasileiras SA Preference B Shares (Utilities)	366,996
24,000	Companhia de Bebidas das Americas (Food, Beverage & Tobacco)	546,675
105,100	Companhia de Bebidas das Americas Preference Shares ADR (Food, Beverage & Tobacco)	2,806,170
7,950	Companhia de Saneamento Basico do Estado de Sao Paulo ADR (Utilities)*	394,081
29,100	Companhia de Saneamento de Minas Gerais (Utilities)*	477,450
48,225	Embraer SA ADR (Capital Goods)	1,591,425
18,300	Iochpe-Maxion SA (Capital Goods)	220,660
332,000	Marcopolo SA Preference Shares (Capital Goods)	1,196,989
11,950	Petroleo Brasileiro SA ADR (Energy)	438,924
507,900	Petroleo Brasileiro SA Preference Shares (Energy)	8,254,003
27,300	Telecomunicacoes de Sao Paulo SA ADR Preference Shares (Telecommunication Services)(a)	664,209
88,600	Vale SA Preference A Shares (Materials)	2,710,168

		38,292,037

Chile — 5.4%
1,489,118	Centros Comerciales Sudamericanos SA (Food & Staples Retailing)	10,041,377
626,532	Companhia Sudamericana de Vapores SA (Transportation)*	674,222
27,804	Empresas CMPC SA (Materials)	1,374,146
76,070	Empresas COPEC SA (Capital Goods)	1,304,210
210,454	Enersis SA ADR (Utilities)	4,369,025
178,845	S.A.C.I. SA Falabella (Retailing)	1,780,862

		19,543,842

China — 10.4%
1,340,000	Agricultural Bank of China Ltd. Class H (Banks)*	662,998
21,040,000	Bank of China Ltd. Class H (Banks)	10,990,481
1,709,000	China Communications Construction Co. Ltd. Class H (Capital Goods)	1,390,908
9,781,000	China Construction Bank Corp. Class H (Banks)	8,643,993
1,672,500	Great Wall Motor Co. Ltd. Class H (Automobiles & Components)	2,652,796
7,800	NetEase.com, Inc. ADR (Software & Services)*	314,652

Shares	Description	Value
Common Stocks — (continued)
China — (continued)
8,892,000	PetroChina Co. Ltd. Class H (Energy)	$12,413,052
7,300	Sina Corp. Class H (Software & Services)*	622,325

		37,691,205

Egypt — 4.1%
327,302	Citadel Capital Corp. (Diversified Financials)*	358,031
532,433	Commercial International Bank (Banks)	2,981,443
164,991	Egyptian Financial Group-Hermes Holding Co. (Diversified Financials)	639,683
89,492	National Societe Generale Bank SAE (Banks)	586,404
51,243	Orascom Construction Industries SAE (Capital Goods)	1,705,738
9,631	Six of October Development & Investment Co. (Real Estate)*	118,971
4,683,029	Talaat Moustafa Group Holding (Real Estate)*	4,685,046
1,549,584	Telecom Egypt SAE (Telecommunication Services)	3,805,594

		14,880,910

Hong Kong — 5.1%
1,189,500	China Mobile Ltd. (Telecommunication Services)	11,692,633
1,623,000	Citic Pacific Ltd. (Capital Goods)	4,389,183
415,000	CNOOC Ltd. (Energy)	923,769
236,000	Kingboard Chemical Holdings Ltd. (Technology Hardware & Equipment)	1,349,318
330,000	TPV Technology Ltd. (Technology Hardware & Equipment)	208,714

		18,563,617

India — 4.4%
1,303,792	Ashok Leyland Ltd. (Capital Goods)	1,681,815
86,151	Bajaj Holdings and Investment Ltd. (Diversified Financials)	1,369,615
63,053	Escorts Ltd. (Capital Goods)	181,503
428,808	Federal Bank Ltd. (Banks)	3,405,767
352,070	Indiabulls Financial Services Ltd. (Diversified Financials)	1,206,150
917,865	Indian Bank (Banks)	4,223,935
302,695	Indian Oil Corp. Ltd. (Energy)	2,220,042
33,855	Patni Computer Systems Ltd. (Software & Services)	346,410
50,748	Tata Motors Ltd. (Capital Goods)	1,271,300

		15,906,537

Indonesia — 7.2%
1,966,000	PT Aneka Tambang Tbk (Materials)	477,231
74,000	PT Astra Agro Lestari Tbk (Food, Beverage & Tobacco)	178,913
243,500	PT Astra International Tbk (Automobiles & Components)	1,325,846
677,500	PT Bank Central Asia Tbk (Banks)	425,566
636,500	PT Bank Mandiri Tbk (Banks)	422,046
4,833,000	PT Bank Negara Indonesia (Persero) Tbk (Banks)	1,731,804

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Indonesia — (continued)
2,332,000	PT Bank Rakyat Indonesia (Persero) Tbk (Banks)	$1,258,119
2,001,000	PT Bumi Resources Tbk (Energy)	608,992
9,873,000	PT Charoen Pokphand Indonesia Tbk (Food, Beverage & Tobacco)	1,636,482
50,500	PT Gudang Garam Tbk (Food, Beverage & Tobacco)	208,680
2,166,000	PT Indika Energy Tbk (Energy)	983,175
446,000	PT Indo Tambangraya Megah (Energy)	2,296,275
1,054,000	PT Indofood CBP Sukses Makmur Tbk (Food, Beverage & Tobacco)*	532,941
13,204,000	PT Indofood Sukses Makmur Tbk (Food, Beverage & Tobacco)	6,890,958
3,469,000	PT International Nickel Indonesia Tbk (Materials)	1,780,772
3,574,500	PT Kalbe Farma Tbk (Pharmaceuticals, Biotechnology & Life Sciences)	1,124,397
1,137,500	PT Medco Energi Internasional Tbk (Energy)	409,057
4,371,000	PT Perusahaan Gas Negara (Utilities)	2,055,342
567,000	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk (Food, Beverage & Tobacco)	745,664
343,500	PT Tambang Batubara Bukit Asam (Persero) Tbk (Energy)	753,805
186,500	PT Telekomunikasi Indonesia Tbk (Telecommunication Services)	156,052
92,500	PT United Tractors Tbk (Capital Goods)	219,907

		26,222,024

Malaysia — 0.6%
713,200	AMMB Holdings Berhad (Diversified Financials)	1,549,284
125,200	Genting Malaysia Berhad (Consumer Services)	437,387

		1,986,671

Mexico — 2.3%
12,545	America Movil SAB de CV Series L ADR (Telecommunication Services)	714,940
30,230	Fomento Economico Mexicano SAB de CV ADR (Food, Beverage & Tobacco)	1,604,306
9,260	Grupo Aeroportuario del Pacifico SAB de CV ADR (Transportation)	362,529
360,000	Grupo Carso SAB de CV Series A-1 (Capital Goods)	1,030,945
63,980	Grupo Televisa SA ADR (Media)*	1,539,359
600,100	Inmuebles Carso SAB de CV (Diversified Financials)*	638,141
600,100	Minera Frisco SAB de CV Series A-1 (Materials)*	2,574,825

		8,465,045

Philippines — 1.7%
2,208,000	Alliance Global Group, Inc. (Food & Staples Retailing)	573,476
27,100	Ayala Corp. (Diversified Financials)	208,421
643,820	Banco de Oro Unibank, Inc. (Banks)	740,275

Shares	Description	Value
Common Stocks — (continued)
Philippines — (continued)
1,444,900	DMCI Holdings, Inc. (Capital Goods)	$1,107,948
28,875	Philippine Long Distance Telephone Co. ADR (Telecommunication Services)	1,608,338
907,190	The Metropolitan Bank & Trust Co. (Banks)	1,332,720
836,900	Universal Robina Corp. (Food, Beverage & Tobacco)	661,160

		6,232,338

Poland — 5.6%
201,719	KGHM Polska Miedz SA (Materials)	11,806,158
162,114	Polska Grupa Energetyczna SA (Utilities)	1,291,331
220,853	Polski Koncern Naftowy Orlen SA (Energy)*	3,666,932
115,467	Polskie Gornictwo Naftowe i Gazownictwo SA (Energy)	146,150
371,136	Tauron Polska Energia SA (Utilities)*	812,811
476,586	Telekomunikacja Polska SA (Telecommunication Services)	2,789,546

		20,512,928

Russia — 8.1%
47,573,700	Federal Hydrogenerating Co. (Utilities)*	2,379,058
287,090	MMC Norilsk Nickel ADR (Materials)(a)	7,406,922
369,791	OAO Gazprom ADR (Energy)	9,793,120
114,692	OAO Lukoil ADR (Energy)	7,087,267
4,892,484	OAO Surgutneftegaz Preference S Shares (Energy)	2,812,733

		29,479,100

South Africa — 2.0%
324,439	AVI Ltd. (Food, Beverage & Tobacco)	1,353,756
366,645	Imperial Holdings Ltd. (Retailing)	5,633,726
7,265	MTN Group Ltd. (Telecommunication Services)	124,515

		7,111,997

South Korea — 16.6%
5,833	CJ Corp. (Capital Goods)	393,238
68,390	Daeduck Electronics Co., Ltd. (Technology Hardware & Equipment)	480,071
24,070	Hanjin Heavy Industries & Construction Co. Ltd. (Capital Goods)*	826,136
150,530	Hanwha Chemical Corp. (Materials)	5,449,893
19,101	Honam Petrochemical Corp. (Materials)	6,185,028
5,521	Hyundai Mipo Dockyard Co. Ltd. (Capital Goods)	1,015,865
85,332	Hyundai Motor Co.Preference Shares (Automobiles & Components)	10,388,680
43,020	Industrial Bank of Korea (Banks)*	653,712
44,935	Kia Motors Corp. (Automobiles & Components)	2,201,524
29,570	Kolon Corp. (Materials)*	806,876
18,455	Korea Petrochemical Industrial Co. Ltd. (Materials)*	1,870,942
173,570	KP Chemical Corp. (Materials)*	4,441,639
7,910	LG International Corp. (Capital Goods)	273,406
7,775	Lotte Shopping Co. Ltd. (Retailing)	3,147,898

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
South Korea — (continued)
9,610	Poongsan Corp. (Materials)*	$380,587
59,150	S&T Dynamics Co. Ltd. (Automobiles & Components)	1,078,215
55,041	Samsung Card Co. Ltd. (Diversified Financials)	2,722,426
15,041	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	13,205,789
12,170	Shinhan Financial Group Co. Ltd. (Banks)	540,227
7,005	Sindoh Co. Ltd. (Technology Hardware & Equipment)	335,475
70,342	SK Chemicals Co. Ltd. (Materials)	3,756,562
7,550	STX Engine Co. Ltd. (Capital Goods)*	235,597

		60,389,786

Taiwan — 7.2%
3,839,000	China Manmade Fibers Corp. (Materials)*	2,092,331
134,000	CSBC Corp. Taiwan (Capital Goods)	125,656
3,975,636	Fubon Financial Holding Co. Ltd. (Diversified Financials)	5,522,723
193,000	Gigabyte Technology Co. Ltd. (Technology Hardware & Equipment)	213,209
17,000	HTC Corp. (Technology Hardware & Equipment)	571,472
5,375,880	Macronix International Co. Ltd. (Semiconductors & Semiconductor Equipment)	4,142,404
934,440	Pou Chen Corp. (Consumer Durables & Apparel)	885,987
958,080	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	2,085,998
1,019,440	Radium Life Tech Co. Ltd. (Real Estate)	1,384,678
2,486,000	Systex Corp. (Software & Services)	3,804,487
319,800	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	4,179,786
1,210,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	743,989
385,000	Yungtay Engineering Co. Ltd. (Capital Goods)	543,860

		26,296,580

Thailand — 6.1%
1,119,200	Bangkok Bank PCL (Banks)	5,467,592
2,668,300	Charoen Pokphand Foods PCL (Food, Beverage & Tobacco)	1,895,763
100,900	Kasikornbank PCL (Banks)	387,109
1,149,300	PTT Exploration & Production PCL (Energy)	5,998,931
414,600	PTT PCL (Energy)	4,515,781
79,600	Siam Commercial Bank PCL (Banks)	243,072

Shares	Description	Value
Common Stocks — (continued)
Thailand — (continued)
2,227,200	Thai Airways International PCL (Transportation)	$2,719,612
405,300	Thai Oil PCL (Energy)	896,603

		22,124,463

Turkey — 0.2%
205,295	Haci Omer Sabanci Holding AS (Diversified Financials)	876,722

Ukraine — 0.2%
19,502	Kernel Holding SA (Food, Beverage & Tobacco)*	549,243

TOTAL COMMON STOCKS		$355,125,045

Shares	Description	Value
Exchange Traded Fund — 2.0%
Other — 2.0%
155,979	Vanguard Emerging Markets ETF	$7,251,464

Shares	Rate	Value
Short-term Investment(b) — 0.2%
JPMorgan U.S. Government Money Market Fund — Capital Shares
813,125	0.050%	$813,125

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$363,189,634

Securities Lending Reinvestment Vehicle(b)(c) — 1.2%
Goldman Sachs Financial Square Money Market Fund — FST Shares
4,450,325	0.165%	$4,450,325

TOTAL INVESTMENTS — 101.1%		$367,639,959

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(4,102,628)

NET ASSETS — 100.0%		$363,537,331

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2011.

(c) Represents an affiliated issuer.

Investment Abbreviation:
ADR	—	American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$314,851,531

Gross unrealized gain	62,702,305
Gross unrealized loss	(9,913,877)

Net unrealized security gain	$52,788,428

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 97.7%
Australia — 4.5%
212,677	AGL Energy Ltd. (Utilities)	$3,162,497
560,207	Alumina Ltd. (Materials)	1,342,468
232,440	Australia & New Zealand Banking Group Ltd. (Banks)	5,508,759
215,189	BHP Billiton Ltd. (Materials)	9,573,460
56,227	Billabong International Ltd. (Consumer Durables & Apparel)	456,719
314,848	Caltex Australia Ltd. (Energy)	4,223,481
253,874	Commonwealth Bank of Australia (Banks)	13,322,240
1,015,872	Foster’s Group Ltd. (Food, Beverage & Tobacco)	5,729,620
1,206,382	Goodman Fielder Ltd. (Food, Beverage & Tobacco)	1,516,723
103,656	GPT Group (REIT)	305,811
8,819	Leighton Holdings Ltd. (Capital Goods)	277,911
386,937	MAp Group (Transportation)	1,155,261
82,617	National Australia Bank Ltd. (Banks)	2,038,547
259,138	Orica Ltd. (Materials)	6,559,779
26,462	Origin Energy Ltd. (Energy)	434,013
1,992,537	OZ Minerals Ltd. (Materials)	3,256,358
46,007	Paladin Energy Ltd. (Energy)*	225,263
102,742	QBE Insurance Group Ltd. (Insurance)	1,796,663
18,362	Ramsay Health Care Ltd. (Health Care Equipment & Services)	313,175
76,478	Rio Tinto Ltd. (Materials)	6,437,435
301,249	Santos Ltd. (Energy)	4,068,096
159,483	Sonic Healthcare Ltd. (Health Care Equipment & Services)	1,897,804
989,500	Tatts Group Ltd. (Consumer Services)	2,447,839
127,216	Telstra Corp. Ltd. (Telecommunication Services)	355,917
476,687	Westfield Group (REIT)	4,691,521
476,687	Westfield Retail Trust (REIT)*	1,258,863
482,383	Westpac Banking Corp. (Banks)	11,095,523

		93,451,746

Austria — 1.2%
28,429	Erste Group Bank AG (Banks)	1,420,383
278,715	OMV AG (Energy)	12,349,074
80,291	Vienna Insurance Group AG Wiener Versicherung Gruppe (Insurance)	4,358,687
137,677	Voestalpine AG (Materials)	6,176,558

		24,304,702

Belgium — 3.5%
1,614,616	Ageas SA (Insurance)	4,575,025
321,897	Anheuser-Busch InBev NV (Food, Beverage & Tobacco)	17,761,359
382,310	Dexia SA (Banks)*(a)	1,597,070
102,478	KBC Groep NV (Banks)*	4,102,419
203,550	Solvay SA (Materials)	21,265,240
177,583	UCB SA (Pharmaceuticals, Biotechnology & Life Sciences)	6,354,572
330,252	Umicore NV (Materials)	16,924,175

		72,579,860

Shares	Description	Value
Common Stocks — (continued)
Bermuda — 0.3%
181,500	Seadrill Ltd. (Energy)	$5,977,514

China — 0.1%
2,147,000	Yangzijiang Shipbuilding Holdings Ltd. (Capital Goods)	3,137,584

Denmark — 0.5%
97,314	Carlsberg A/S Class B (Food, Beverage & Tobacco)	9,674,838
12,131	Coloplast A/S Class B (Health Care Equipment & Services)	1,763,804

		11,438,642

Finland — 0.7%
752,417	Nokia Oyj (Technology Hardware & Equipment)	8,025,683
70,779	Sampo Oyj Class A (Insurance)	2,086,850
53,959	Wartsila Oyj (Capital Goods)	4,169,449

		14,281,982

France — 13.1%
115,107	Air France-KLM (Transportation)*	2,101,463
227,708	AXA SA (Insurance)	4,819,158
578,540	BNP Paribas SA (Banks)	43,181,384
65,487	Bouygues SA (Capital Goods)	3,040,429
72,739	Carrefour SA (Food & Staples Retailing)	3,556,082
83,975	Christian Dior SA (Consumer Durables & Apparel)	11,525,071
158,360	Credit Agricole SA (Banks)	2,337,002
19,224	Fonciere Des Regions SA (REIT)	1,934,336
1,891,579	France Telecom SA (Telecommunication Services)	41,255,599
410,483	GDF Suez SA (Utilities)	16,259,186
244,113	Lagardere SCA (Media)	10,851,521
216,819	Legrand SA (Capital Goods)	8,729,370
184,178	M6 Metropole Television SA (Media)	4,492,892
4,993	PPR SA (Retailing)	796,530
436,964	PSA Peugeot Citroen SA (Automobiles & Components)*	18,271,154
293,126	Renault SA (Automobiles & Components)*	19,161,848
177,693	Sanofi-Aventis SA (Pharmaceuticals, Biotechnology & Life Sciences)	12,144,023
257,400	SCOR SE (Insurance)	7,122,525
17,459	Societe BIC SA (Commercial & Professional Services)	1,499,918
170,057	Societe Television Francaise 1 (Media)	3,298,844
18,806	Sodexo SA (Consumer Services)	1,293,084
105,418	Technip SA (Energy)	10,241,299
559,528	Total SA (Energy)	32,741,507
32,629	Unibail-Rodamco SE (REIT)	6,229,462
242,324	Vivendi SA (Media)	6,927,352

		273,811,039

Germany — 15.3%
38,793	Adidas AG (Registered) (Consumer Durables & Apparel)	2,414,179
108,292	Allianz SE (Registered) (Insurance)	15,053,380
168,226	BASF SE (Materials)	12,950,711

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Germany — (continued)
163,940	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	$12,105,237
177,350	Bayerische Motoren Werke AG (Automobiles & Components)	13,611,099
229,600	Celesio AG (Health Care Equipment & Services)	5,798,738
1,345,973	Commerzbank AG (Banks)*	10,280,900
41,944	Daimler AG (Registered) (Automobiles & Components)*	3,068,219
348,778	Deutsche Post AG (Registered) (Transportation)	6,406,098
1,731,353	Deutsche Telekom AG (Registered) (Telecommunication Services)	23,080,937
2,070,063	E.ON AG (Utilities)	69,061,745
49,151	Henkel AG & Co. KGaA Preference Shares (Household & Personal Products)	2,990,524
39,533	Hochtief AG (Capital Goods)	3,493,977
987,684	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)*	10,462,779
56,808	Lanxess AG (Materials)	4,130,709
74,630	MAN SE (Capital Goods)	8,639,989
277,232	Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Insurance)	43,458,080
200,604	Porsche Automobil Holding SE Preference Shares (Automobiles & Components)	18,721,217
278,230	Siemens AG (Registered) (Capital Goods)(a)	35,667,282
266,237	Suedzucker AG (Food, Beverage & Tobacco)	7,120,571
30,151	ThyssenKrupp AG (Materials)(a)	1,222,051
493,411	TUI AG (Consumer Services)*(a)	6,808,730
25,397	Volkswagen AG (Automobiles & Components)	3,863,698

		320,410,850

Hong Kong — 4.7%
2,339,000	AIA Group Ltd. (Insurance)*	6,435,014
2,066,500	BOC Hong Kong (Holdings) Ltd. (Banks)	6,695,194
595,000	Cheung Kong (Holdings) Ltd. (Real Estate)	9,880,371
1,323,500	CLP Holdings Ltd. (Utilities)	10,742,193
1,123,168	Esprit Holdings Ltd. (Retailing)	5,354,754
366,000	Hang Lung Group Ltd. (Real Estate)	2,318,797
47,100	Hang Seng Bank Ltd. (Banks)	779,194
147,000	Hong Kong Electric Holdings Ltd. (Utilities)	931,986
166,000	Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)	3,824,925
972,000	Hutchison Whampoa Ltd. (Capital Goods)	11,381,543
2,377,870	New World Development Ltd. (Real Estate)	4,541,961

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
330,500	Orient Overseas International Ltd. (Transportation)	$3,332,423
379,000	SJM Holdings Ltd. (Consumer Services)	637,398
922,500	Swire Pacific Ltd. Class A (Real Estate)	14,592,381
703,600	The Link REIT (REIT)	2,212,629
484,000	The Wharf (Holdings) Ltd. (Real Estate)	3,680,430
1,210,000	Wheelock & Co. Ltd. (Real Estate)	4,928,998
1,080,000	Wynn Macau Ltd. (Consumer Services)	3,008,352
750,500	Yue Yuen Industrial Holdings Ltd. (Consumer Durables & Apparel)	2,583,441

		97,861,984

Ireland — 0.5%
322,767	CRH PLC (Materials)	6,952,423
105,196	Kerry Group PLC Class A (Food, Beverage & Tobacco)	3,396,206

		10,348,629

Israel — 0.8%
331,064	Bank Hapoalim BM (Banks)*	1,500,828
200,719	Bank Leumi Le-Israel BM (Banks)	906,043
204,575	Bezeq Israeli Telecommunication Corp. Ltd. (Telecommunication Services)	545,812
357	Delek Group Ltd. (Capital Goods)	80,335
75,865	Israel Chemicals Ltd. (Materials)	1,194,293
79,996	Makhteshim Agan Industries Ltd. (Materials)*	389,366
48,457	Mizrahi Tefahot Bank Ltd. (Banks)	460,571
2,892	NICE Systems Ltd. ADR (Software & Services)*	94,626
27,608	Partner Communications Co. Ltd. (Telecommunication Services)	525,802
173,005	Teva Pharmaceutical Industries Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)	9,454,723
758	The Israel Corp. Ltd. (Materials)*	870,285

		16,022,684

Italy — 1.4%
117,763	Fiat SpA (Automobiles & Components)	1,142,779
554,048	Finmeccanica SpA (Capital Goods)	7,485,295
520,303	Intesa Sanpaolo SpA (Banks)	1,732,742
4,692,482	Parmalat SpA (Food, Beverage & Tobacco)	14,872,283
53,640	Saipem SpA (Energy)	2,680,127
1,431,641	Telecom Italia SpA (Telecommunication Services)	2,033,720

		29,946,946

Japan — 15.9%
1,684,000	Amada Co. Ltd. (Capital Goods)	14,701,075
1,344,000	Asahi Kasei Corp. (Materials)	9,177,430
235,600	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	9,000,615
377,200	Brother Industries Ltd. (Technology Hardware & Equipment)	5,769,796
210,100	Canon, Inc. (Technology Hardware & Equipment)	10,341,906

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
374	Central Japan Railway Co. (Transportation)	$3,158,722
32,000	Dai Nippon Printing Co. Ltd. (Commercial & Professional Services)	437,874
157,000	Daito Trust Construction Co. Ltd. (Real Estate)	11,028,121
57,000	Daiwa House Industry Co. Ltd. (Real Estate)	696,414
804,000	Daiwa Securities Group, Inc. (Diversified Financials)	3,978,034
337,900	Elpida Memory, Inc. (Semiconductors & Semiconductor Equipment)*(a)	4,905,280
630,000	Fuji Heavy Industries Ltd. (Automobiles & Components)	5,394,743
2,924	Fuji Media Holdings, Inc. (Media)	4,541,011
75,300	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	2,725,417
110,500	Hitachi Chemical Co. Ltd. (Materials)	2,506,495
648,400	Honda Motor Co. Ltd. (Automobiles & Components)	27,947,462
143,000	Isuzu Motors Ltd. (Automobiles & Components)	674,909
1,705,800	JX Holdings, Inc. (Energy)	11,561,283
562,000	Kaneka Corp. (Materials)	3,926,329
144,600	Kao Corp. (Household & Personal Products)	3,782,287
686,000	Konica Minolta Holdings, Inc. (Technology Hardware & Equipment)	6,629,361
24,800	Kuraray Co. Ltd. (Materials)	348,658
36,100	Mabuchi Motor Co. Ltd. (Capital Goods)	1,779,211
20,000	Makita Corp. (Capital Goods)	865,908
84,700	Marui Group Co. Ltd. (Retailing)	716,865
480,000	Mazda Motor Corp. (Automobiles & Components)	1,420,116
81,000	Mitsubishi Electric Corp. (Capital Goods)	895,272
966,800	Mitsubishi UFJ Financial Group, Inc. (Banks)	5,021,480
31,050	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financials)	1,257,149
339,000	Mitsui Engineering & Shipbuilding Co. Ltd. (Capital Goods)	938,793
158,000	Mitsui Mining & Smelting Co. Ltd. (Materials)	560,146
481,000	Mitsui OSK Lines Ltd. (Transportation)	3,141,970
3,099,000	Mizuho Financial Group, Inc. (Banks)	5,982,788
242,000	Mizuho Securities Co. Ltd. (Diversified Financials)	639,043
195	Nippon Building Fund, Inc. (REIT)	2,045,972
2,138,000	Nippon Express Co. Ltd. (Transportation)	9,022,481
362,000	Nippon Sheet Glass Co. Ltd. (Capital Goods)	940,780
507,100	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	23,526,906

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
344,000	Nippon Yusen Kabushiki Kaisha (Transportation)	$1,506,490
1,162,500	Nissan Motor Co. Ltd. (Automobiles & Components)	11,761,630
517,500	Nisshin Seifun Group, Inc. (Food, Beverage & Tobacco)	6,523,270
999,000	Nisshin Steel Co. Ltd. (Materials)	1,976,343
69,000	Nisshinbo Holdings, Inc. (Consumer Durables & Apparel)	765,731
1,770,000	Osaka Gas Co. Ltd. (Utilities)	6,688,196
815,000	Ricoh Co. Ltd. (Technology Hardware & Equipment)	11,661,936
80,000	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	5,188,306
204,000	Sapporo Hokuyo Holdings, Inc. (Banks)	989,038
196,400	Sega Sammy Holdings, Inc. (Consumer Durables & Apparel)	3,938,163
883,100	Sojitz Corp. (Capital Goods)	1,952,109
32,000	Sony Corp. (Consumer Durables & Apparel)	1,101,168
937,500	Sumitomo Corp. (Capital Goods)	13,505,862
308,000	Sumitomo Electric Industries Ltd. (Capital Goods)	4,476,915
69,000	Sumitomo Metal Mining Co. Ltd. (Materials)	1,134,268
81,200	Sumitomo Mitsui Financial Group, Inc. (Banks)	2,760,799
23,200	T&D Holdings, Inc. (Insurance)	584,265
288,800	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	13,920,380
2,450,000	The Bank of Yokohama Ltd. (Banks)	12,274,032
606	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	952,082
314,000	The Sumitomo Trust & Banking Co. Ltd. (Banks)	1,893,791
123,100	Tokio Marine Holdings, Inc. (Insurance)	3,667,605
197,000	Tokyo Gas Co. Ltd. (Utilities)	856,594
720,000	Tokyu Land Corp. (Real Estate)	3,701,871
490,000	Toppan Printing Co. Ltd. (Commercial & Professional Services)	4,456,624
1,023,000	Tosoh Corp. (Materials)	3,322,914
19,460	USS Co. Ltd. (Retailing)	1,561,617
1,615	West Japan Railway Co. (Transportation)	6,165,607
82,700	Yamaha Corp. (Consumer Durables & Apparel)	1,014,835

		332,290,543

Luxembourg — 0.2%
5,159	APERAM (Materials)*	211,550
103,199	ArcelorMittal SA (Materials)	3,764,511

		3,976,061

Netherlands — 8.1%
267,297	Akzo Nobel NV (Materials)	16,696,147
250,199	ASML Holding NV (Semiconductors & Semiconductor Equipment)	10,490,187

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Netherlands — (continued)
10,041	Fugro NV CVA (Energy)	$808,437
247,763	Heineken Holding NV (Food, Beverage & Tobacco)	10,988,240
85,697	ING Groep NV CVA (Diversified Financials)*	975,864
135,908	Koninklijke Boskalis Westminster NV (Capital Goods)	6,527,272
674,387	Koninklijke DSM NV (Materials)	39,915,848
408,595	Koninklijke Philips Electronics NV (Capital Goods)	12,731,087
15,915	Randstad Holding NV (Commercial & Professional Services)*	869,112
9,925	Royal Dutch Shell PLC Class A (Energy)	349,673
828,071	Royal Dutch Shell PLC Class A (Energy)(a)	29,218,597
708,118	Royal Dutch Shell PLC Class B (Energy)	24,674,691
547,367	Unilever NV CVA (Food, Beverage & Tobacco)	16,173,068

		170,418,223

New Zealand — 0.1%
190,196	Fletcher Building Ltd. (Materials)	1,139,101
341,610	Telecom Corp. of New Zealand Ltd. (Telecommunication Services)	606,302

		1,745,403

Norway — 2.4%
377,736	DnB NOR ASA (Banks)	5,207,527
307,575	Norsk Hydro ASA (Materials)	2,309,918
1,314,861	Orkla ASA (Capital Goods)	11,834,450
1,038,022	Statoil ASA (Energy)	25,224,366
151,066	Telenor ASA (Telecommunication Services)	2,329,319
49,916	Yara International ASA (Materials)	2,810,677

		49,716,257

Singapore — 1.8%
71,000	Ascendas Real Estate Investment Trust (REIT)	116,592
308,000	CapitaLand Ltd. (Real Estate)	871,082
755,000	CapitaMall Trust (REIT)	1,127,069
481,000	DBS Group Holdings Ltd. (Banks)	5,671,774
814,000	Fraser and Neave Ltd. (Capital Goods)	4,058,804
592,000	Genting Singapore PLC (Consumer Services)*	940,247
5,214,000	Golden Agri-Resources Ltd. (Food, Beverage & Tobacco)	2,896,254
140,523	Jardine Cycle & Carriage Ltd. (Retailing)	3,755,773
68,000	Oversea-Chinese Banking Corp. Ltd. (Banks)	527,337
481,000	Sembcorp Industries Ltd. (Capital Goods)	1,947,852
140,000	SembCorp Marine Ltd. (Capital Goods)	593,283
50,520	Singapore Airlines Ltd. (Transportation)	586,004

Shares	Description	Value
Common Stocks — (continued)
Singapore — (continued)
91,000	Singapore Exchange Ltd. (Diversified Financials)	$604,569
1,340,780	Singapore Telecommunications Ltd. (Telecommunication Services)	3,265,455
371,000	United Overseas Bank Ltd. (Banks)	5,768,702
1,082,000	UOL Group Ltd. (Real Estate)	4,023,142
189,000	Wilmar International Ltd. (Food, Beverage & Tobacco)	782,268

		37,536,207

Sweden — 6.8%
542,207	Alfa Laval AB (Capital Goods)	11,546,432
639,054	Boliden AB (Materials)	13,333,063
131,634	Electrolux AB Class B (Consumer Durables & Apparel)	3,751,067
27,827	Hennes & Mauritz AB Class B (Retailing)	911,484
798,700	Investor AB Class B (Diversified Financials)	18,467,371
2,694,113	Nordea Bank AB (Banks)	32,688,832
198,244	Sandvik AB (Capital Goods)	3,891,977
209,117	Scania AB Class B (Capital Goods)	4,691,451
573,533	Skandinaviska Enskilda Banken AB Class A (Banks)	5,202,655
781,426	Skanska AB Class B (Capital Goods)	15,830,349
276,608	SKF AB Class B (Capital Goods)	7,899,939
87,878	Svenska Cellulosa AB Class B (Materials)	1,532,556
173,374	Svenska Handelsbanken AB Class A (Banks)	5,904,557
85,823	Swedbank AB Class A (Banks)*	1,345,957
168,355	Swedish Match AB (Food, Beverage & Tobacco)	4,850,937
180,152	Tele2 AB Class B (Telecommunication Services)	3,982,015
366,460	TeliaSonera AB (Telecommunication Services)	3,015,457
169,232	Volvo AB Class B (Capital Goods)*	2,933,297

		141,779,396

Switzerland — 1.6%
576,439	GAM Holding AG (Diversified Financials)*	10,281,136
1,302,185	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	15,750,568
389,026	Xstrata PLC (Materials)	8,616,201

		34,647,905

United Kingdom — 14.2%
146,363	Anglo American PLC (Materials)	7,175,881
509,795	Associated British Foods PLC (Food, Beverage & Tobacco)	8,671,584
837,464	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	40,829,612
1,946,203	Aviva PLC (Insurance)	13,840,942
3,262,937	BAE Systems PLC (Capital Goods)	17,874,014
49,318	BHP Billiton PLC (Materials)	1,883,151

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
638,459	BP PLC ADR (Energy)(b)	$30,307,649
15,700	BP PLC (Energy)	123,368
108,371	Bunzl PLC (Capital Goods)	1,320,244
226,669	Eurasian Natural Resources Corp. PLC (Materials)	3,652,807
3,463,574	HSBC Holdings PLC (Banks)	37,763,508
499,376	Imperial Tobacco Group PLC (Food, Beverage & Tobacco)	14,254,475
1,185,353	J Sainsbury PLC (Food & Staples Retailing)	7,241,442
358,828	Kazakhmys PLC (Materials)	8,646,138
347,689	Land Securities Group PLC (REIT)	3,756,550
1,013,466	Legal & General Group PLC (Insurance)	1,803,312
503,518	Marks & Spencer Group PLC (Retailing)	2,871,118
94,671	National Grid PLC (Utilities)	839,609
126,545	Pearson PLC (Media)	2,082,417
39,591	Petrofac Ltd. (Energy)	991,555
2,410,343	Resolution Ltd. (Insurance)	10,089,347
266,358	Rio Tinto PLC (Materials)	18,292,403
3,697,650	Royal Bank of Scotland Group PLC (Banks)*	2,465,613
117,632	Scottish & Southern Energy PLC (Utilities)	2,183,838
4,859,870	Thomas Cook Group PLC (Consumer Services)	14,843,417
1,046,517	TUI Travel PLC (Consumer Services)	4,240,042
372,469	Vedanta Resources PLC (Materials)	13,557,123
551,409	Vodafone Group PLC ADR (Telecommunication Services)	15,637,959
256,413	Vodafone Group PLC (Telecommunication Services)	719,649
2,221,015	WM Morrison Supermarkets PLC (Food & Staples Retailing)	9,476,128

		297,434,895

TOTAL COMMON STOCKS		$2,043,119,052

Shares	Rate	Value
Short-term Investment(c) — 0.2%
JPMorgan U.S. Government Money Market Fund — Capital Shares
4,753,091	0.050%	$4,753,091

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$2,047,872,143

Securities Lending Reinvestment Vehicle(c)(d) — 2.3%
Goldman Sachs Financial Square Money Market Fund — FST Shares
48,896,080	0.165%	$48,896,080

TOTAL INVESTMENTS — 100.2%		$2,096,768,223

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(5,124,948)

NET ASSETS — 100.0%		$2,091,643,275

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) A portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2011.

(d) Represents an affiliated issuer.

Investment Abbreviations:
ADR —	American Depositary Receipt
CVA —	Dutch Certification
REIT —	Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration		Unrealized
Type	Long (Short)	Date	Current Value	Gain (Loss)

Dow Jones EURO STOXX 50 Index	487	March 2011	$19,736,571	$(133,554)
FTSE 100 Index	100	March 2011	9,343,591	(179,331)
Hang Seng Index	6	February 2011	899,271	(18,749)
MSCI Singapore Index	10	February 2011	587,821	(4,759)
SPI 200 Index	31	March 2011	3,650,014	(43,263)
TSE TOPIX Index	77	March 2011	8,527,412	(153,101)

TOTAL				$(532,757)

TAX INFORMATION — At January 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,808,590,971

Gross unrealized gain	315,213,290
Gross unrealized loss	(27,036,038)

Net unrealized security gain	$288,177,252

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 97.3%
Australia — 9.0%
28,525	Abacus Property Group (REIT)	$63,499
71,816	Aditya Birla Minerals Ltd. (Materials)*	89,138
118,611	Ansell Ltd. (Health Care Equipment & Services)	1,557,579
75,342	APA Group (Utilities)	299,511
103,175	Aquila Resources Ltd. (Energy)*	948,547
54,184	Ardent Leisure Group (REIT)	58,409
23,721	Aristocrat Leisure Ltd. (Consumer Services)	70,342
96,940	Aspen Group (REIT)	45,733
77,894	Astro Japan Property Group (REIT)	262,421
115,060	Ausdrill Ltd. (Materials)	335,313
491,705	Austereo Group Ltd. (Media)(a)	1,026,833
69,110	Australand Property Group (REIT)	200,820
18,542	Avoca Resources Ltd. (Materials)*	54,640
55,438	Boart Longyear Group (Capital Goods)	241,047
56,800	Bradken Ltd. (Capital Goods)	525,957
44,460	BT Investment Management Ltd. (Diversified Financials)	124,126
99,993	Bunnings Warehouse Property Trust (REIT)	177,370
42,488	Cabcharge Australia Ltd. (Commercial & Professional Services)	240,003
35,429	carsales.com.au Ltd. (Software & Services)	171,163
267,468	Centro Retail Group (REIT)*	65,279
136,897	Challenger Ltd. (Diversified Financials)	627,378
66,339	Charter Hall Office REIT (REIT)	207,272
115,757	Charter Hall Retail REIT (REIT)	355,331
89,942	Coalspur Mines Ltd. (Energy)*	174,351
213,037	Commonwealth Property Office Fund (REIT)	184,930
370,655	Consolidated Media Holdings Ltd. (Media)	1,097,826
47,708	Crane Group Ltd. (Capital Goods)	475,293
24,911	Customers Ltd. (Software & Services)	44,423
54,778	Dart Energy Ltd. (Energy)*	59,872
45,112	Dominion Mining Ltd. (Materials)	130,911
209,986	Downer EDI Ltd. (Commercial & Professional Services)	807,674
208,578	DUET Group (Utilities)	346,869
288,747	Emeco Holdings Ltd. (Capital Goods)	316,954
531,700	Envestra Ltd. (Utilities)	307,917
88,711	Extract Resources Ltd. (Energy)*	789,673
117,311	Fleetwood Corp. Ltd. (Automobiles & Components)	1,630,015
7,100	GUD Holdings Ltd. (Consumer Durables & Apparel)	72,621
70,180	Hills Holdings Ltd. (Capital Goods)	130,273
78,929	iiNET Ltd. (Telecommunication Services)	209,838
114,012	Independence Group NL (Materials)	817,516
1,061,289	ING Office Fund (REIT)	636,930
325,881	Linc Energy Ltd. (Energy)	807,486
231,301	Lynas Corp. Ltd. (Materials)*	415,210

Shares	Description	Value
Common Stocks — (continued)
Australia — (continued)
267,408	Macmahon Holdings Ltd. (Capital Goods)	$144,246
15,210	Mantra Resources Ltd. (Energy)*	119,013
12,720	McMillan Shakespeare Ltd. (Commercial & Professional Services)	106,168
431,993	Minara Resources Ltd. (Materials)*	393,215
435,265	Mincor Resources NL (Materials)	767,812
20,535	Mineral Resources Ltd. (Commercial & Professional Services)	243,459
14,901	Monadelphous Group Ltd. (Capital Goods)	288,129
107,141	NRW Holdings Ltd. (Capital Goods)	260,072
82,572	Pacific Brands Ltd. (Retailing)*	85,625
307,162	Panoramic Resources Ltd. (Materials)	720,290
49,062	Perseus Mining Ltd. (Materials)*	139,616
367,709	PMP Ltd. (Commercial & Professional Services)	331,629
30,591	Riversdale Mining Ltd. (Energy)*	482,422
91,212	Salmat Ltd. (Commercial & Professional Services)	435,496
12,576	SMS Management & Technology Ltd. (Software & Services)	89,592
363,712	Spark Infrastructure Group (Utilities)	416,100
142,364	Straits Resources Ltd. (Materials)	321,930
137,641	STW Communications Group Ltd. (Media)	154,797
441,457	Sunland Group Ltd. (Real Estate)*	343,358
50,645	Ten Network Holdings Ltd. (Media)	71,046
31,748	Tower Australia Group Ltd. (Insurance)	124,151
32,605	United Group Ltd. (Capital Goods)	491,751
740,424	Virgin Blue Holdings Ltd. (Transportation)*(a)	292,372
279,330	Western Areas NL (Materials)(a)	1,801,722

		25,828,304

Austria — 1.8%
10,462	Andritz AG (Capital Goods)	892,253
4,255	Austriamicrosystems AG (Semiconductors & Semiconductor Equipment)*	212,025
5,608	Flughafen Wien AG (Transportation)	368,742
14,890	Oesterreichische Post AG (Transportation)(a)	466,853
3,262	Rosenbauer International AG (Capital Goods)	171,479
8,375	Schoeller-Bleckmann Oilfield Equipment AG (Energy)	686,698
43,249	Strabag SE (Capital Goods)	1,254,393
35,696	Zumtobel AG (Capital Goods)	1,040,218

		5,092,661

Belgium — 1.2%
49,116	Agfa-Gevaert NV (Health Care Equipment & Services)*	218,369
20,272	Compagnie Maritime Belge SA (Transportation)	633,436
11,633	Gimv NV (Diversified Financials)	617,925

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Belgium — (continued)
10,941	Omega Pharma SA (Health Care Equipment & Services)	$562,507
28,786	Recticel SA (Materials)	290,508
56,697	RHJ International SA (Diversified Financials)*	490,520
21,183	Tessenderlo Chemie NV (Materials)	757,696

		3,570,961

Bermuda — 0.8%
818,000	Apollo Solar Energy Technology Holdings Ltd. (Semiconductors & Semiconductor Equipment)*	66,502
71,061	Catlin Group Ltd. (Insurance)	421,714
32,876	Frontline Ltd. (Energy)(a)	843,761
61,000	GuocoLeisure Ltd. (Consumer Services)	33,404
118,000	IT Ltd. (Retailing)	80,209
22,436	Lancashire Holdings Ltd. (Insurance)	199,849
214,095	Northern Offshore Ltd. (Energy)*	527,435

		2,172,874

China — 0.0%
471,000	Li Heng Chemical Fibre Technologies Ltd. (Consumer Durables & Apparel)	74,270

Cyprus — 0.7%
144,712	ProSafe SE (Energy)	1,078,487
187,253	Songa Offshore SE (Energy)*	1,031,235

		2,109,722

Denmark — 1.9%
20,158	D/S Norden A/S (Transportation)	684,304
15,623	Danisco A/S (Food, Beverage & Tobacco)	1,898,768
40,812	East Asiatic Co. Ltd. A/S (Food, Beverage & Tobacco)	1,248,864
8,769	FLSmidth & Co. A/S (Capital Goods)	753,509
11,569	Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*	134,388
12,245	Schouw & Co. A/S (Capital Goods)	279,987
2,869	SimCorp A/S (Software & Services)	437,371

		5,437,191

Finland — 1.4%
31,224	Alma Media Oyj (Media)	366,798
19,522	Amer Sports Oyj Class A (Consumer Durables & Apparel)	273,406
59,763	Huhtamaki Oyj (Materials)	866,609
64,201	Kemira Oyj (Materials)	1,000,657
7,476	Konecranes Oyj (Capital Goods)	313,870
70,872	M-Real Oyj Class B (Materials)*	314,100
128,018	Sponda Oyj (Real Estate)	654,703
9,233	YIT Oyj (Capital Goods)	232,814

		4,022,957

France — 4.8%
2,671	Alten Ltd. (Software & Services)	92,931
43,560	Arkema SA (Materials)	3,029,216
49,402	Assystem SA (Commercial & Professional Services)	1,009,672
9,937	Boiron SA (Pharmaceuticals, Biotechnology & Life Sciences)	386,661
3,577	Bourbon SA (Energy)	158,954

Shares	Description	Value
Common Stocks — (continued)
France — (continued)
25,611	Cegid Group (Software & Services)	$752,751
45,635	Club Mediterranee (Consumer Services)*(a)	1,045,168
623	Esso SA (Energy)	89,137
1,385	Faiveley Transport SA (Capital Goods)	123,499
220,635	Havas SA (Media)	1,154,802
13,994	Nexity SA (Consumer Durables & Apparel)	646,008
1,799	Pierre & Vacances SA (Consumer Services)	157,795
3,669	Plastic Omnium SA (Automobiles & Components)	286,503
1,984	Rallye SA (Food & Staples Retailing)	89,567
5,815	Saft Groupe SA (Capital Goods)	220,368
6,801	Societe de la Tour Eiffel (REIT)	561,135
5,623	Sword Group (Software & Services)	174,530
47,625	Technicolor (Media)*	275,397
43,816	Valeo SA (Automobiles & Components)*	2,568,344
15,354	Zodiac Aerospace (Capital Goods)	1,144,573

		13,967,011

Germany — 6.4%
62,890	Air Berlin PLC (Transportation)*	297,926
46,654	Aixtron SE (Semiconductors & Semiconductor Equipment)(a)	1,926,391
8,099	Aurubis AG (Materials)	456,556
12,084	Balda AG (Technology Hardware & Equipment)*	120,741
32,413	Bechtle AG (Software & Services)	1,353,515
1,282	Bertrandt AG (Commercial & Professional Services)	92,507
3,801	Biotest AG (Pharmaceuticals, Biotechnology & Life Sciences)	247,327
6,830	Biotest AG Preference Shares (Pharmaceuticals, Biotechnology & Life Sciences)	413,795
2,974	Centrotherm Photovoltaics AG (Semiconductors & Semiconductor Equipment)*	122,126
14,504	Cewe Color Holding AG (Commercial & Professional Services)	659,291
11,966	Colonia Real Estate AG (Real Estate)*	91,609
3,218	Delticom AG (Retailing)	266,542
21,452	Deutsche Beteiligungs AG (Diversified Financials)	610,917
13,871	Deutz AG (Capital Goods)*	116,091
11,878	Douglas Holding AG (Retailing)	640,434
2,818	Draegerwerk AG & Co. KGaA (Health Care Equipment & Services)	193,762
14,068	Draegerwerk AG & Co. KGaA Preference Shares (Health Care Equipment & Services)	1,108,421
5,234	Duerr AG (Capital Goods)*	173,408
2,923	Fuchs Petrolub AG (Materials)	366,986
7,819	Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)*	323,878
5,069	Gesco AG (Capital Goods)	382,753

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Germany — (continued)
4,532	Grammer AG (Automobiles & Components)*	$103,945
21,807	Homag Group AG (Capital Goods)*	469,249
8,286	Indus Holding AG (Capital Goods)	248,224
13,572	Jenoptik AG (Technology Hardware & Equipment)*	103,814
33,461	Jungheinrich AG Preference Shares (Capital Goods)	1,262,184
17,043	Leoni AG (Automobiles & Components)*	729,089
23,920	Medion AG (Retailing)	399,551
9,042	Morphosys AG (Pharmaceuticals, Biotechnology & Life Sciences)*	237,817
1,131	Pfeiffer Vacuum Technology AG (Capital Goods)	130,773
5,749	R. Stahl AG (Capital Goods)	212,524
13,797	Rheinmetall AG (Capital Goods)	1,182,951
2,756	Sixt AG (Transportation)	124,068
3,298	Sixt AG Preference Shares (Transportation)	107,816
2,965	Software AG (Software & Services)	468,552
15,581	Symrise AG (Materials)	441,483
80,453	Tognum AG (Capital Goods)	2,027,559
7,206	VTG AG (Transportation)	144,244

		18,358,819

Greece — 0.6%
68,685	Eurobank Properties Real Estate Investment Co. (REIT)	593,032
38,178	Hellenic Exchanges SA (Diversified Financials)	292,754
13,475	Hellenic Petroleum SA (Energy)	128,359
405,084	Marfin Investment Group SA (Diversified Financials)*	398,229
9,962	Motor Oil (Hellas) Corinth Refineries SA (Energy)	126,276
15,149	Mytilineos Holdings SA (Materials)*	108,711

		1,647,361

Hong Kong — 3.2%
76,000	AAC Acoustic Technologies Holdings, Inc. (Technology Hardware & Equipment)	206,028
62,000	Brightoil Petroleum Holdings Ltd. (Energy)	37,715
560,000	Chen Hsong Holdings Ltd. (Capital Goods)	326,627
3,044,000	China Ting Group Holdings Ltd. (Consumer Durables & Apparel)	490,048
99,720	Chow Sang Sang Holdings International Ltd. (Retailing)	209,269
60,000	City Telecom HK Ltd. (Telecommunication Services)	41,670
222,000	Dah Chong Hong Holdings Ltd. (Retailing)	211,099
20,157	Dah Sing Financial Holdings Ltd. (Banks)	141,490
387,000	Dickson Concepts International Ltd. (Retailing)	302,804

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
832,000	First Pacific Co. Ltd. (Diversified Financials)	$723,139
72,000	Fubon Bank (Hong Kong) Ltd. (Banks)	45,631
255,000	Galaxy Entertainment Group Ltd. (Consumer Services)*	394,312
616,000	Giordano International Ltd. (Retailing)	366,539
81,976	Great Eagle Holdings Ltd. (Real Estate)	274,935
918,000	G-Resources Group Ltd. (Software & Services)*	69,803
594,100	HKR International Ltd. (Real Estate)	373,525
634,000	Hutchison Telecommunications Hong Kong Holdings Ltd. (Telecommunication Services)	216,085
729,000	Johnson Electric Holdings Ltd. (Capital Goods)	522,482
539,000	K. Wah International Holdings Ltd. (Real Estate)	244,859
2,538,000	Lai Sun Development Co. Ltd. (Real Estate)*	90,194
18,000	Luk Fook Holdings International Ltd. (Retailing)	56,050
470,000	Melco International Development Ltd. (Consumer Services)	350,625
146,000	Midland Holdings Ltd. (Real Estate)	118,237
360,000	Natural Beauty Bio-Technology Ltd. (Household & Personal Products)	85,648
438,000	Next Media Ltd. (Media)*	62,443
184,000	Norstar Founders Group Ltd. (Automobiles & Components)*	—
230,000	Pacific Andes International Holdings Ltd. (Food, Beverage & Tobacco)	41,212
350,000	Pacific Century Premium Developments Ltd. (Real Estate)	65,778
676,000	Pacific Textiles Holdings Ltd. (Consumer Durables & Apparel)	433,962
1,204,000	Pico Far East Holdings Ltd. (Media)	244,414
1,155,000	Prosperity Real Estate Investment Trust (REIT)	278,974
158,000	Public Financial Holdings Ltd. (Diversified Financials)	111,579
434,000	Regal Hotels International Holdings Ltd. (Consumer Services)	176,460
84,000	Sa Sa International Holdings Ltd. (Retailing)	46,031
164,000	Shun Tak Holdings Ltd. (Capital Goods)	102,514
262,000	Singamas Container Holdings Ltd. (Capital Goods)*	90,660
813,000	SUNeVision Holdings Ltd. (Software & Services)	98,232
591,000	Sunlight Real Estate Investment Trust (REIT)	185,245
264,500	Techtronic Industries Co. Ltd. (Consumer Durables & Apparel)	330,121
24,500	The Hongkong & Shanghai Hotels Ltd. (Consumer Services)	42,976
100,000	Tian An China Investments Co. Ltd. (Real Estate)	69,387

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
340,000	Titan Petrochemicals Group Ltd. (Energy)*	$25,388
252,000	VST Holdings Ltd. (Technology Hardware & Equipment)*	92,300
51,000	VTech Holdings Ltd. (Technology Hardware & Equipment)	569,765
162,000	Win Hanverky Holdings Ltd. (Consumer Durables & Apparel)	24,406
166,000	Xinyi Glass Holdings Ltd. (Automobiles & Components)	138,221

		9,128,882

Ireland — 0.8%
194,141	Beazley PLC (Insurance)	369,432
268,529	Fyffes PLC (Food & Staples Retailing)	143,627
90,236	Grafton Group PLC (Capital Goods)	422,529
23,495	Kingspan Group PLC (Capital Goods)	210,702
7,102	Paddy Power PLC (Consumer Services)	280,043
367,051	Total Produce PLC (Food & Staples Retailing)	202,024
197,899	United Drug PLC (Health Care Equipment & Services)	584,883

		2,213,240

Israel — 1.0%
7,593	Africa-Israel Investments Ltd. (Real Estate)*	62,080
4,446	AL — ROV (Israel) Ltd. (Real Estate)*	150,658
36,191	Alony Hetz Properties & Investments Ltd. (Real Estate)	191,059
12,974	Amot Investments Ltd. (Real Estate)	36,589
12,223	AudioCodes Ltd. (Technology Hardware & Equipment)*	84,333
1,262	B Communications Ltd. (Telecommunication Services)*	40,177
18,117	Clal Industries and Investments Ltd. (Capital Goods)	141,462
5,801	Clal Insurance Enterprise Holdings Ltd. (Insurance)	153,601
10,460	Delek Automotive Systems Ltd. (Retailing)	140,620
3,247	F.I.B.I. Holdings Ltd. (Banks)*	66,970
1,784	FMS Enterprises Migun Ltd. (Capital Goods)	51,666
19,075	Frutarom Industries Ltd. (Materials)	188,653
9,800	Gazit-Globe Ltd. (Real Estate)	115,170
995	Harel Insurance Investments & Financial Services Ltd. (Insurance)	56,332
3,169	J.O.E.L Jerusalem Oil Exploration (Energy)*	61,731
9,651	Jerusalem Economy Ltd. (Real Estate)*	107,640
5,084	Koor Industries Ltd. (Capital Goods)	125,901
18,904	Matrix IT Ltd. (Software & Services)	107,555
5,267	Mellanox Technologies Ltd. (Semiconductors & Semiconductor Equipment)*	138,555
10,097	NetVision Ltd. (Software & Services)	128,450
214,130	Oil Refineries Ltd. (Energy)	148,396

Shares	Description	Value
Common Stocks — (continued)
Israel — (continued)
6,190	Osem Investments Ltd. (Food, Beverage & Tobacco)	$96,425
679	Paz Oil Co. Ltd. (Energy)	117,648
2,270	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd. (Food & Staples Retailing)	69,242
40,302	Shufersal Ltd. (Food & Staples Retailing)	230,482
1,420	Strauss Group Ltd. (Food, Beverage & Tobacco)	20,258
2,955	The Israel Land Development Co. Ltd. (Media)	21,990
8,556	Tower Semiconductor Ltd. (Semiconductors & Semiconductor Equipment)*	11,617
21,006	Union Bank of Israel Ltd. (Banks)	102,572

		2,967,832

Italy — 2.8%
59,157	Autostrada Torino-Milano SpA (Transportation)	830,460
127,846	Banca Piccolo Credito Valtellinese Scarl (Banks)	633,844
47,684	Banca Popolare di Milano Scarl (Banks)	201,621
23,071	Banco di Desio e della Brianza SpA (Banks)	117,352
168,809	Benetton Group SpA (Consumer Durables & Apparel)	1,173,032
10,636	Brembo SpA (Automobiles & Components)	117,473
39,529	Danieli & C. Officine Meccaniche SpA (Capital Goods)(a)	1,213,642
97,314	Danieli & C. Officine Meccaniche SpA RSP (Capital Goods)	1,650,795
45,120	De’Longhi SpA (Consumer Durables & Apparel)	417,630
34,664	ERG SpA (Energy)	495,779
92,426	IMMSI SpA (Automobiles & Components)	104,234
42,484	Indesit Co. SpA (Consumer Durables & Apparel)	466,236
5,285	Industria Macchine Automatiche SpA (Capital Goods)	107,092
91,356	Landi Renzo SpA (Automobiles & Components)	356,692
14,109	Safilo Group SpA (Consumer Durables & Apparel)*	239,683

		8,125,565

Japan — 24.1%
52,800	Adeka Corp. (Materials)	605,209
91,600	Aichi Corp. (Capital Goods)	403,354
23,000	Aichi Machine Industry Co. Ltd. (Automobiles & Components)	107,158
26,800	Aisan Industry Co. Ltd. (Automobiles & Components)	260,307
28,800	Alpen Co. Ltd. (Retailing)	528,921
28,800	Alpine Electronics, Inc. (Consumer Durables & Apparel)	397,318

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
47,500	Alps Electric Co. Ltd. (Technology Hardware & Equipment)	$571,629
19,400	Amano Corp. (Capital Goods)	182,085
4,400	AOKI Holdings, Inc. (Retailing)	70,282
39,600	Aoyama Trading Co. Ltd. (Retailing)	668,942
20,000	Arc Land Sakamoto Co. Ltd. (Retailing)	243,432
32,900	Arcs Co. Ltd. (Food & Staples Retailing)	505,606
42,600	Arisawa Manufacturing Co. Ltd. (Technology Hardware & Equipment)	234,455
15,000	Asahi Diamond Industrial Co. Ltd. (Capital Goods)	300,580
493,000	Atsugi Co. Ltd. (Consumer Durables & Apparel)	649,439
12,400	Autobacs Seven Co. Ltd. (Retailing)	496,661
115,800	Belluna Co. Ltd. (Retailing)	699,931
53,000	Best Denki Co. Ltd. (Retailing)*	162,651
17,700	C. Uyemura & Co. Ltd. (Materials)	776,316
83,000	Calsonic Kansei Corp. (Automobiles & Components)*	346,932
10,200	Canon Electronics, Inc. (Technology Hardware & Equipment)	287,067
29,200	Century Tokyo Leasing Corp. (Diversified Financials)	515,827
45,000	Chugai Ro Co. Ltd. (Capital Goods)	183,984
13,000	Chugoku Marine Paints Ltd. (Materials)	114,957
23,500	Circle K Sunkus Co. Ltd. (Food & Staples Retailing)	377,687
13,400	CKD Corp. (Capital Goods)	130,223
32,500	Coca-Cola Central Japan Co. Ltd. (Food, Beverage & Tobacco)	441,372
51,000	Daifuku Co. Ltd. (Capital Goods)	370,318
80,900	Daiichikosho Co. Ltd. (Media)	1,478,664
109,000	Daikyo, Inc. (Real Estate)*(a)	218,655
98,000	Daiwa Industries Ltd. (Capital Goods)	512,932
17,000	Denki Kogyo Co. Ltd. (Technology Hardware & Equipment)	89,585
44,700	DTS Corp. (Software & Services)	544,142
18,000	Ebara Corp. (Capital Goods)*	87,764
11,200	EDION Corp. (Retailing)	99,249
6,500	Eizo Nanao Corp. (Technology Hardware & Equipment)	158,594
6,400	Fancl Corp. (Household & Personal Products)	92,515
166	Fields Corp. (Consumer Durables & Apparel)	259,482
4,200	Foster Electric Co. Ltd. (Consumer Durables & Apparel)	112,773
46,200	Fuji Machine Manufacturing Co. Ltd. (Capital Goods)	985,486
18,000	Fujitsu General Ltd. (Consumer Durables & Apparel)	106,022
28	Fukuoka REIT Corp. (REIT)	210,796
13,000	Fukuyama Transporting Co. Ltd. (Transportation)	64,966
175,000	Furukawa-Sky Aluminum Corp. (Materials)	534,483

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
24,700	Furuno Electric Co. Ltd. (Technology Hardware & Equipment)	$128,029
17,700	Fuyo General Lease Co. Ltd. (Diversified Financials)	626,368
69	Global One Real Estate Investment Corp. (REIT)	643,953
36,100	Glory Ltd. (Capital Goods)	863,393
56,000	Gunze Ltd. (Consumer Durables & Apparel)	233,905
53,000	H2O Retailing Corp. (Retailing)	392,030
49,000	Hakuto Co. Ltd. (Technology Hardware & Equipment)	506,922
12,400	Heiwa Corp. (Consumer Durables & Apparel)	181,008
68,000	Hitachi Cable Ltd. (Capital Goods)	179,251
26,000	Hitachi Kokusai Electric, Inc. (Technology Hardware & Equipment)	227,969
63,100	Hitachi Transport System Ltd. (Transportation)	961,072
2,900	Horiba Ltd. (Technology Hardware & Equipment)	80,037
3,600	Hoshizaki Electric Co. Ltd. (Capital Goods)	68,035
37,300	Hosiden Corp. (Technology Hardware & Equipment)	391,373
42,000	IBJ Leasing Co. Ltd. (Diversified Financials)	1,049,934
30,300	Iida Home Max Co. Ltd. (Real Estate)	358,941
69,200	Inabata & Co. Ltd. (Capital Goods)	440,777
166,000	Ishihara Sangyo Kaisha Ltd. (Materials)*(a)	229,221
4,700	IT Holdings Corp. (Software & Services)	58,633
23,400	Japan Digital Laboratory Co. Ltd. (Technology Hardware & Equipment)	252,860
2,200	Japan Drilling Co. Ltd. (Energy)	86,095
93	Japan Excellent, Inc. (REIT)(a)	568,762
74,300	JVC Kenwood Holdings, Inc. (Consumer Durables & Apparel)*(a)	324,093
23,700	Kaga Electronics Co. Ltd. (Technology Hardware & Equipment)	291,837
68,000	Kaken Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	856,077
41,200	Kasumi Co. Ltd. (Food & Staples Retailing)	230,878
424	Kenedix, Inc. (Real Estate)*	107,622
17,000	Kinki Sharyo Co. Ltd. (Capital Goods)	94,231
26,000	Kitz Corp. (Capital Goods)	118,190
325,000	Kiyo Holdings, Inc. (Banks)	448,472
19,000	Koa Corp. (Technology Hardware & Equipment)	215,236
21,100	Kojima Co. Ltd. (Retailing)	127,576
68,300	Komori Corp. (Capital Goods)	761,539
126,000	Kurabo Industries Ltd. (Consumer Durables & Apparel)	235,219
63,000	Kureha Corp. (Materials)	369,742

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
51,000	Kyodo Printing Co. Ltd. (Commercial & Professional Services)	$118,280
71,000	Kyorin Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,296,941
75,300	Leopalace21 Corp. (Real Estate)*(a)	119,051
8,900	Mandom Corp. (Household & Personal Products)	238,820
25,000	Marudai Food Co. Ltd. (Food, Beverage & Tobacco)	81,944
63,000	Maruzen Showa Unyu Co. Ltd. (Transportation)	208,656
6,600	Matsuya Foods Co. Ltd. (Consumer Services)	113,710
7,100	Melco Holdings, Inc. (Technology Hardware & Equipment)	269,396
133	MID REIT, Inc. (REIT)	350,728
26,900	Ministop Co. Ltd. (Food & Staples Retailing)	474,320
135,000	Mitsubishi Kakoki Kaisha Ltd. (Capital Goods)	296,028
20,600	Mitsubishi Pencil Co. Ltd. (Commercial & Professional Services)	337,876
260,000	Mitsubishi Steel Manufacturing Co. Ltd. (Materials)	828,603
166,000	Mitsui Sugar Co. Ltd. (Food, Beverage & Tobacco)	679,675
28,000	Mochida Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	315,384
8,540	Nafco Co. Ltd. (Retailing)	147,287
17,000	Nagase & Co. Ltd. (Capital Goods)	219,524
600	Nakanishi, Inc. (Health Care Equipment & Services)	62,337
102,000	Nakayama Steel Works Ltd. (Materials)*	137,833
112,600	Namura Shipbuilding Co. Ltd. (Capital Goods)	591,408
22,100	NEC Fielding Ltd. (Software & Services)	267,502
255	Net One Systems Co. Ltd. (Software & Services)	402,452
20,000	Nichirei Corp. (Food, Beverage & Tobacco)	91,282
18,600	Nihon Kohden Corp. (Health Care Equipment & Services)	401,909
201,000	Nippon Beet Sugar Manufacturing Co. Ltd. (Food, Beverage & Tobacco)	507,531
14,000	Nippon Denko Co. Ltd. (Materials)	105,002
44,000	Nippon Flour Mills Co. Ltd. (Food, Beverage & Tobacco)	220,532
40,000	Nippon Konpo Unyu Soko Co. Ltd. (Transportation)	473,279
87,000	Nippon Light Metal Co. Ltd. (Materials)*	183,976
21,000	Nippon Seiki Co. Ltd. (Automobiles & Components)	254,642
70,800	Nippon Signal Co. Ltd. (Capital Goods)	601,659
139,000	Nippon Soda Co. Ltd. (Materials)	662,647
82,000	Nippon Valqua Industries Ltd. (Materials)	263,941

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
145,000	Nishimatsu Construction Co. Ltd. (Capital Goods)	$190,871
50,000	Nissan Shatai Co. Ltd. (Automobiles & Components)	433,841
27,000	Nissin Corp. (Transportation)	76,298
16,700	Nitto Kogyo Corp. (Capital Goods)	203,638
16,700	Noevir Co. Ltd. (Household & Personal Products)	199,391
100,000	NOF Corp. (Materials)	522,928
4,700	Noritz Corp. (Capital Goods)	78,904
11,400	Oiles Corp. (Capital Goods)	236,083
18,000	Okuwa Co. Ltd. (Food & Staples Retailing)	191,717
134	Orix JREIT, Inc. (REIT)	831,837
13,500	Osaka Steel Co. Ltd. (Materials)	221,419
87,000	Pacific Metals Co. Ltd. (Materials)	745,905
15,800	Parco Co. Ltd. (Retailing)	150,431
4,300	Resorttrust, Inc. (Consumer Services)	72,434
19,800	Ricoh Leasing Co. Ltd. (Diversified Financials)	562,855
29,800	Riso Kagaku Corp. (Technology Hardware & Equipment)	496,632
91,000	Ryobi Ltd. (Capital Goods)*	397,336
6,100	Saizeriya Co. Ltd. (Consumer Services)	120,258
99,000	Sakai Chemical Industry Co. Ltd. (Materials)	519,626
120,000	San-Ai Oil Co. Ltd. (Energy)	613,569
169,000	Sanden Corp. (Automobiles & Components)	809,964
6,100	Sangetsu Co. Ltd. (Consumer Durables & Apparel)	146,402
168,000	Sanken Electric Co. Ltd. (Semiconductors & Semiconductor Equipment)	902,640
11,100	Sanoh Industrial Co. Ltd. (Automobiles & Components)	108,847
36,300	Sanshin Electronics Co. Ltd. (Technology Hardware & Equipment)	313,014
10,000	Sanyo Chemical Industries Ltd. (Materials)	82,734
98,000	Sasebo Heavy Industries Co. Ltd. (Capital Goods)	220,251
90,000	Seika Corp. (Capital Goods)	227,921
5,900	Seikagaku Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	64,301
49,000	Seino Holdings Corp. (Transportation)	340,642
14,900	Seiren Co. Ltd. (Consumer Durables & Apparel)	111,953
22,000	Sekisui Jushi Corp. (Capital Goods)	223,892
31,000	Sekisui Plastics Co. Ltd. (Materials)	143,182
40,000	Senko Co. Ltd. (Transportation)	136,778
128,000	Shikibo Ltd. (Consumer Durables & Apparel)	184,634
17,000	Shindengen Electric Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)*	89,888

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
51,500	Shinko Shoji Co. Ltd. (Technology Hardware & Equipment)	$447,674
81,000	Shinmaywa Industries Ltd. (Capital Goods)	354,216
80,000	Shinsho Corp. (Capital Goods)	202,916
11,000	Shizuoka Gas Co. Ltd. (Utilities)	66,787
28,700	Showa Corp. (Automobiles & Components)*	215,310
35,700	Sintokogio Ltd. (Capital Goods)	358,718
2,943	SKY Perfect JSAT Holdings, Inc. (Media)	1,093,011
15,000	SMK Corp. (Technology Hardware & Equipment)	78,801
33	So-net Entertainment Corp. (Software & Services)	112,844
194	SRI Sports Ltd. (Consumer Durables & Apparel)	214,077
32,600	Star Micronics Co. Ltd. (Technology Hardware & Equipment)	353,329
21,000	Sumitomo Bakelite Co. Ltd. (Materials)	124,499
1,730	Sumitomo Real Estate Sales Co. Ltd. (Real Estate)	88,749
40,000	Sumitomo Seika Chemicals Co. Ltd. (Materials)	184,067
47,900	Tachi-S Co. Ltd. (Automobiles & Components)	833,434
64,000	Taihei Kogyo Co. Ltd. (Capital Goods)	299,901
11,000	Takasago International Corp. (Materials)	71,555
27,000	Takiron Co. Ltd. (Materials)	98,120
88,000	The Bank of Nagoya Ltd. (Banks)	280,891
18,400	The Bank of Okinawa Ltd. (Banks)	722,928
11,800	The Chiba Kogyo Bank Ltd. (Banks)*	73,460
27,100	The Daiei, Inc. (Retailing)*	99,090
132,000	The Fuji Fire & Marine Insurance Co. Ltd. (Insurance)*	180,264
122,000	The Keiyo Bank Ltd. (Banks)	624,474
12,000	The Nippon Synthetic Chemical Industry Co. Ltd. (Materials)	79,640
53,000	The Sumitomo Warehouse Co. Ltd. (Transportation)	280,956
190,000	The Toho Bank Ltd. (Banks)	602,405
16,900	The Tokyo Tomin Bank Ltd. (Banks)	230,276
2,500	The Yachiyo Bank Ltd. (Banks)	80,307
15,000	The Yokohama Rubber Co. Ltd. (Automobiles & Components)	76,688
9,900	TKC Corp. (Software & Services)	204,845
188,000	Toa Corp. (Capital Goods)	226,971
102,000	Toagosei Co. Ltd. (Materials)	510,684
9,600	Tocalo Co. Ltd. (Capital Goods)	176,753
52,000	Toho Zinc Co. Ltd. (Materials)	260,975
12,100	Tokai Rika Co. Ltd. (Automobiles & Components)	242,576
6,000	Tokai Rubber Industries, Ltd. (Automobiles & Components)	79,700
122,000	Tokai Tokyo Financial Holdings, Inc. (Diversified Financials)	435,739
21,400	Tokyo Ohka Kogyo Co. Ltd. (Materials)	470,539

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
7,300	Tokyu Livable, Inc. (Real Estate)	$88,996
137	Tokyu REIT, Inc. (REIT)	954,460
13,400	Topcon Corp. (Technology Hardware & Equipment)(a)	71,669
33,100	Toppan Forms Co. Ltd. (Commercial & Professional Services)	327,870
46,700	Topre Corp. (Automobiles & Components)	364,918
55	Toridoll Corp (Consumer Services)	79,365
35,300	Torii Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	776,112
203,000	Toshiba TEC Corp. (Technology Hardware & Equipment)	959,025
7,500	Touei Housing Corp. (Consumer Durables & Apparel)	119,673
62,000	Toyo Ink Manufacturing Co. Ltd. (Materials)	322,420
74,000	Toyo Tire & Rubber Co. Ltd. (Automobiles & Components)	183,311
63,000	Tsubakimoto Chain Co. (Capital Goods)	356,416
15,000	Tsukishima Kikai Co. Ltd. (Capital Goods)	125,975
51	TV Asahi Corp. (Media)	84,648
28,800	Unipres Corp. (Automobiles & Components)	581,309
471	United Urban Investment Corp. (REIT)	642,361
24,030	Usen Corp. (Media)*	19,701
10,800	Yamatake Corp. (Technology Hardware & Equipment)	250,693
33,000	Yodogawa Steel Works Ltd. (Materials)	145,880
38,500	Yonekyu Corp. (Food, Beverage & Tobacco)	315,272
20,600	Yorozu Corp. (Automobiles & Components)(a)	392,909

		69,496,354

Liechtenstein — 0.2%
5,334	Liechtenstein Landesbank AG (Banks)(a)	423,995

Netherlands — 2.1%
17,316	Accell Group NV (Consumer Durables & Apparel)	895,969
8,495	AMG Advanced Metallurgical Group NV (Materials)*	129,420
4,582	ASM International NV (Semiconductors & Semiconductor Equipment)*	166,133
25,914	Beter Bed Holding NV (Retailing)	727,610
2,363	Brunel International NV (Commercial & Professional Services)	95,778
31,043	Koninklijke BAM Groep NV (Capital Goods)	201,481
6,279	Koninklijke Ten Cate NV (Consumer Durables & Apparel)	223,280
37,883	Mediq NV (Health Care Equipment & Services)	694,844
14,967	Nutreco NV (Food, Beverage & Tobacco)	1,065,211

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Netherlands — (continued)
38,837	TomTom NV (Consumer Durables & Apparel)*(a)	$383,668
30,920	VastNed Offices/Industrial NV (REIT)	542,227
8,296	Vastned Retail NV (REIT)	592,769
2,078	Wereldhave NV (REIT)	202,896

		5,921,286

New Zealand — 0.5%
276,957	Air New Zealand Ltd. (Transportation)	299,737
219,503	Goodman Property Trust (REIT)	157,655
12,173	Mainfreight Ltd. (Transportation)	76,493
256,644	New Zealand Oil & Gas Ltd. (Energy)	168,457
223,823	Nuplex Industries Ltd. (Materials)	624,726
32,329	Tower Ltd. (Insurance)	48,685

		1,375,753

Norway — 1.3%
12,270	Aker ASA Class A (Energy)	322,089
43,731	Cermaq ASA (Food, Beverage & Tobacco)*	658,552
362,520	Kongsberg Automotive ASA (Automobiles & Components)*	285,807
25,329	Leroy Seafood Group ASA (Food, Beverage & Tobacco)	805,320
762,961	Marine Harvest ASA (Food, Beverage & Tobacco)	858,758
34,300	TGS Nopec Geophysical Co. ASA (Energy)	809,449
15,745	Veidekke ASA (Capital Goods)	140,400

		3,880,375

Portugal — 0.5%
211,231	Banco BPI SA (Registered) (Banks)	407,030
296,012	Mota-Engil SGPS SA (Capital Goods)	805,769
285,838	Sonae (Capital Goods)	321,204

		1,534,003

Singapore — 2.4%
363,000	Allgreen Properties Ltd. (Real Estate)	310,914
164,000	Ascott Residence Trust (REIT)	153,063
90,000	Banyan Tree Holdings Ltd. (Consumer Services)*	77,450
99,000	Biosensors International Group Ltd. (Health Care Equipment & Services)*	86,256
291,000	CapitaCommercial Trust (REIT)	326,965
103,000	CDL Hospitality Trusts (REIT)	169,741
53,000	CH Offshore Ltd. (Energy)	20,156
42,000	Chemoil Energy Ltd. (Energy)*	14,535
205,000	China Aviation Oil Singapore Corp. Ltd. (Energy)	245,501
193,000	China XLX Fertiliser Ltd. (Materials)	76,054
234,000	CWT Ltd. (Transportation)	219,100
122,000	First Resources Ltd. (Food, Beverage & Tobacco)	129,641
1,364,400	Fortune Real Estate Investment Trust (REIT)	716,408
1,284,000	Frasers Commercial Trust (REIT)	171,553
392,000	Hi-P International Ltd. (Capital Goods)	341,739
258,000	Ho Bee Investment Ltd. (Real Estate)	298,149
54,000	Hong Leong Asia Ltd. (Capital Goods)	118,088

Shares	Description	Value
Common Stocks — (continued)
Singapore — (continued)
19,000	Hotel Properties Ltd. (Consumer Services)	$39,654
22,000	Indofood Agri Resources Ltd. (Food, Beverage & Tobacco)*	43,260
149,000	Jaya Holdings Ltd. (Capital Goods)*	80,372
120,000	KS Energy Services Ltd. (Capital Goods)*	100,840
375,000	Lippo-Mapletree Indonesia Retail Trust (REIT)	162,995
408,160	Mapletree Logistics Trust (REIT)	299,005
540,000	Metro Holdings Ltd. (Retailing)	360,288
36,000	Parkway Life Real Estate Investment Trust (REIT)	50,508
26,000	Raffles Medical Group Ltd. (Health Care Equipment & Services)	44,029
180,000	SATS Ltd. (Transportation)	392,478
41,000	Singapore Post Ltd. (Transportation)	37,891
39,000	Sound Global Ltd. (Utilities)*	22,745
97,000	Stamford Land Corp. Ltd. (Consumer Services)	47,936
128,000	Straits Asia Resources Ltd. (Energy)	262,187
188,000	Suntec Real Estate Investment Trust (REIT)	228,547
542,000	Swiber Holdings Ltd. (Energy)*	405,411
196,600	UOB-Kay Hian Holdings Ltd. (Diversified Financials)	278,812
72,000	Venture Corp. Ltd. (Technology Hardware & Equipment)	546,467
12,000	Wheelock Properties Singapore Ltd. (Real Estate)	17,858
14,000	Wing Tai Holdings Ltd. (Real Estate)	18,026

		6,914,622

South Africa — 0.4%
183,136	Aquarius Platinum Ltd. (Materials)	1,021,005

Spain — 1.3%
29,377	Antena 3 de Television SA (Media)	305,702
11,809	Baron de Ley SA (Food, Beverage & Tobacco)*	658,535
34,655	Corp. Financiera Alba SA (Diversified Financials)	1,969,893
28,867	Duro Felguera SA (Capital Goods)	217,009
35,897	NH Hoteles SA (Consumer Services)*	212,489
68,071	Promotora de Informaciones SA Class A (Media)*(a)	184,021
16,806	Vueling Airlines SA (Transportation)*	256,538

		3,804,187

Sweden — 4.4%
44,906	Betsson AB (Consumer Services)*	795,704
13,056	Cardo AB (Capital Goods)	850,169
13,755	Castellum AB (Real Estate)	191,704
8,200	D. Carnegie & Co. AB (Diversified Financials)*	—
80,115	East Capital Explorer AB (Diversified Financials)*	1,102,574
101,553	Fabege AB (Real Estate)	1,109,134
28,212	Haldex AB (Capital Goods)*	437,619
56,820	Hexpol AB (Capital Goods)(a)	1,434,870

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Sweden — (continued)
55,357	Industrial & Financial Systems AB Class B (Software & Services)	$894,772
65,974	Klovern AB (Real Estate)	321,752
185,460	Kungsleden AB (Real Estate)	1,775,304
9,964	Loomis AB Class B (Commercial & Professional Services)	150,564
24,599	NCC AB Class B (Capital Goods)	573,413
20,492	Oresund Investment AB (Diversified Financials)	371,735
87,253	Saab AB Class B (Capital Goods)	1,657,099
22,214	Wallenstam AB Class B (Real Estate)	593,062
16,742	Wihlborgs Fastigheter AB (Real Estate)	479,425

		12,738,900

Switzerland — 4.8%
6,170	Advanced Digital Broadcast Holdings SA (Registered) (Consumer Durables & Apparel)	209,152
2,029	Bobst Group AG (Registered) (Capital Goods)*	92,800
1,320	Burckhardt Compression Holding AG (Capital Goods)	374,409
49,667	Clariant AG (Registered) (Materials)*	877,693
7,521	Coltene Holding AG (Registered) (Health Care Equipment & Services)	475,383
5,792	Compagnie Financiere Tradition SA (Diversified Financials)	737,498
1,433	Forbo Holding AG (Registered) (Consumer Durables & Apparel)	934,325
696	Georg Fischer AG (Registered) (Capital Goods)*	375,866
815	Gurit Holding AG (Materials)	492,739
5,119	Helvetia Holding AG (Registered) (Insurance)	2,091,590
5,028	Inficon Holding AG (Registered) (Technology Hardware & Equipment)	947,280
177,057	Informa PLC (Media)	1,219,960
10,035	Kardex AG (Registered) (Capital Goods)*	334,323
7,030	PSP Swiss Property AG (Registered) (Real Estate)*	549,640
6,026	Sulzer AG (Registered) (Capital Goods)	833,400
291,912	Swisslog Holding AG (Registered) (Capital Goods)	278,306
17,478	Tecan Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,487,667
2,382	Valora Holding AG (Registered) (Retailing)	809,981
296	Zehnder Group AG (Capital Goods)	799,504

		13,921,516

United Kingdom — 18.9%
60,345	Anglo Pacific Group PLC (Energy)	324,009
57,132	Ashmore Group PLC (Diversified Financials)	319,203
384,382	Barratt Developments PLC (Consumer Durables & Apparel)*	567,285
95,959	BBA Aviation PLC (Transportation)	343,259

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
184,072	Berendsen PLC (Commercial & Professional Services)	$1,240,725
109,421	Big Yellow Group PLC (REIT)	577,083
349,411	Bodycote PLC (Capital Goods)	1,602,895
27,130	Bovis Homes Group PLC (Consumer Durables & Apparel)*	190,062
92,826	Brit Insurance Holdings NV (Insurance)*	1,551,550
15,081	Charter International PLC (Capital Goods)	195,102
62,208	Collins Stewart PLC (Diversified Financials)	86,195
159,098	Computacenter PLC (Software & Services)	1,113,791
100,038	Cookson Group PLC (Capital Goods)*	1,064,038
153,073	Dairy Crest Group PLC (Food, Beverage & Tobacco)	952,755
19,288	Derwent London PLC (REIT)	484,171
306,737	Devro PLC (Food, Beverage & Tobacco)	1,130,589
167,855	Diploma PLC (Technology Hardware & Equipment)	775,933
3,042,770	Dixons Retail PLC (Retailing)*	992,802
499,615	Domino’s Pizza UK & IRL PLC (Consumer Services)	4,321,374
487,205	Drax Group PLC (Utilities)	3,022,389
659,089	DS Smith PLC (Materials)	2,126,486
16,961	Dunelm Group PLC (Retailing)	127,031
69,114	Electrocomponents PLC (Technology Hardware & Equipment)	289,006
720,238	Elementis PLC (Materials)	1,499,780
10,226	Eros International PLC (Media)*	39,805
787,926	F&C Asset Management PLC (Diversified Financials)	1,086,255
65,087	Fenner PLC (Capital Goods)	358,621
413,369	Filtrona PLC (Materials)	1,864,543
296,023	GKN PLC (Automobiles & Components)	956,162
25,734	Go — Ahead Group PLC (Transportation)	513,378
41,357	Great Portland Estates PLC (REIT)	238,560
46,063	Halfords Group PLC (Retailing)	299,785
145,646	Hamworthy PLC (Capital Goods)	1,167,393
198,628	Hays PLC (Commercial & Professional Services)	384,876
64,437	Healthcare Locums PLC (Health Care Equipment & Services)	116,121
29,557	Highland Gold Mining Ltd. (Materials)*	83,006
226,371	HMV Group PLC (Retailing)	85,214
9,145	Holidaybreak PLC (Consumer Services)*	50,404
81,995	Howden Joinery Group PLC (Retailing)*	153,906
110,874	Hunting PLC (Energy)	1,383,708
65,082	IMI PLC (Capital Goods)	907,209
54,582	Intermediate Capital Group PLC (Diversified Financials)	296,654
245,516	International Personal Finance PLC (Diversified Financials)	1,344,219
193,387	Interserve PLC (Capital Goods)	840,715
243,166	John Wood Group PLC (Energy)	2,126,944
598,135	Johnston Press PLC (Media)*	100,229
172,182	Kesa Electricals PLC (Retailing)	355,026

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
244,192	Laird PLC (Technology Hardware & Equipment)	$632,648
461,256	Logica PLC (Software & Services)	1,002,443
26,098	Mecom Group PLC (Media)*	114,903
236,798	Melrose PLC (Capital Goods)	1,195,336
14,895	Melrose Resources PLC (Energy)	56,070
146,187	Mondi PLC (Materials)	1,192,427
143,650	Morgan Crucible Co. PLC (Capital Goods)	625,273
3,126	Morgan Sindall Group PLC (Capital Goods)	33,946
302,292	PV Crystalox Solar PLC (Semiconductors & Semiconductor Equipment)	254,219
846,291	QinetiQ Group PLC (Capital Goods)*	1,793,686
27,001	Redrow PLC (Consumer Durables & Apparel)*	51,241
76,567	Robert Wiseman Dairies PLC (Food, Beverage & Tobacco)	417,313
547,804	Senior PLC (Capital Goods)	1,296,945
80,102	Spectris PLC (Technology Hardware & Equipment)	1,733,933
25,840	Tate & Lyle PLC (Food, Beverage & Tobacco)	228,099
216,557	The Paragon Group of Companies PLC (Banks)	662,805
101,542	Trinity Mirror PLC (Media)*	135,817
533,458	TT electronics PLC (Technology Hardware & Equipment)	1,542,181
48,593	Tullett Prebon PLC (Diversified Financials)	301,105
55,105	WH Smith PLC (Retailing)	408,404
267,987	William Hill PLC (Consumer Services)	778,720
86,370	WSP Group PLC (Commercial & Professional Services)	486,999

		54,594,759

TOTAL COMMON STOCKS		$280,344,405

Investment Company — 0.1%
Australia — 0.1%
242,823	Challenger Infrastructure Fund Class A	$283,152

Expiration
Units	Description	Month	Value
Warrant* — 0.0%
France — 0.0%
13,992	Mersen SA (Capital Goods)	11/12	$—

Shares	Rate	Value
Short-term Investment(b) — 1.7%
JPMorgan U.S. Government Money Market Fund — Capital Shares
5,024,228	0.050%	$5,024,228

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$285,651,785

Securities Lending Reinvestment Vehicle(b)(c) — 3.6%
Goldman Sachs Financial Square Money Market Fund — FST Shares
10,522,633	0.165%	$10,522,633

TOTAL INVESTMENTS — 102.7%		$296,174,418

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(7,872,471)

NET ASSETS — 100.0%		$288,301,947

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2011.

(c) Represents an affiliated issuer.

Investment Abbreviations:
IRL	—	Ireland
REIT	—	Real Estate Investment Trust
RSP	—	Risparmio Shares
UK	—	United Kingdom

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration		Unrealized
Type	Long (Short)	Date	Current Value	Gain (Loss)

Dow Jones EURO STOXX 50 Index	52	March 2011	$2,107,396	$79,046
FTSE 100 Index	11	March 2011	1,027,795	48
MSCI Singapore Index	2	February 2011	117,564	(1,166)
SPI 200 Index	4	March 2011	470,970	(5,123)
TSE TOPIX Index	13	March 2011	1,439,693	36,926

TOTAL				$109,731

TAX INFORMATION — At January 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$237,710,783

Gross unrealized gain	62,269,313
Gross unrealized loss	(3,805,678)

Net unrealized security gain	$58,463,635

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Schedule of Investments
January 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the United States (“U.S.”) securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent fair value service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by Goldman Sachs Asset Management, L.P. (“GSAM”) by taking into consideration market or security specific information as discussed below.
     Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar securities, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
     The following is a summary of the Funds’ investments categorized in the fair value hierarchy as of January 31, 2011:

Structured Emerging Markets Equity	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$78,672,174	$283,704,335	(a)	$—
Short-term Investment	813,125	—		—
Securities Lending Reinvestment Vehicle	4,450,325	—		—

Total	$83,935,624	$283,704,335		$—

Structured International Equity	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$65,537,626	$1,977,581,426	(a)	$—
Short-term Investment	4,753,091	—		—
Securities Lending Reinvestment Vehicle	48,896,080	—		—

Total	$119,186,797	$1,977,581,426		$—

Liabilities
Derivatives	$(532,757)	$—		$—

(a) To adjust for the time difference between local market close and the calculation of net asset value, the Funds utilize fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Structured International Small Cap

	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$1,185,920	$279,441,637	(a)	$—
Short-term Investment	5,024,228	—		—
Securities Lending Reinvestment Vehicle	10,522,633	—		—
Derivatives	116,020	—		—

Total	$16,848,801	$279,441,637		$—

Liabilities
Derivatives	$(6,289)	$—		$—

(a) To adjust for the time difference between local market close and the calculation of net asset value, the Funds utilize fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.
Foreign Currency Translations — The books and records of the Funds are accounted for in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon 4:00 p.m. Eastern Time exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions as of 4:00 p.m. Eastern Time.
     Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward foreign currency exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on equity securities and derivative instruments is included with the net realized and change in unrealized gain (loss) on investments on the Statements of Operations. The effect of changes in foreign currency exchange rates on fixed income securities sold during the period is included with the net realized gain (loss) on foreign currency related transactions, while the effect of changes in foreign currency exchange rates on fixed income securities held at period end is included with the net change in unrealized gain (loss) on investments on the Statements of Operations. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.
Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under these contracts.
Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
     The following table sets forth, by certain risk types, the gross value of the Funds’ derivative contracts for trading activities as of January 31, 2011. The values in the table below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Fund	Risk	Assets	Liabilities
Structured International Equity	Equity	$—	$(532,757)

Structured International Small Cap	Equity	116,020	(6,289)

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman, Sachs & Co. (“Goldman Sachs”), to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.
     Effective December 29, 2010, the Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Money Market Fund (“Money Market Fund”), a separate series of the Trust. The Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Money Market Fund. Prior to December 29, 2010, the Funds invested the cash collateral received in connection with securities lending transactions in the

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Enhanced Portfolio II of Boston Global Investment Trust (“Enhanced Portfolio II”), a Delaware statutory trust. The Enhanced Portfolio II, deemed an affiliate of the Trust, was exempt from registration under Section 3(c)(7) of the Act and managed by GSAM, for which GSAM received an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Enhanced Portfolio II. The Enhanced Portfolio II invested primarily in short-term investments, but was not a “money market fund” subject to the requirements of Rule 2a-7 of the Act.
     Both, the Funds and GSAL receive compensation relating to the lending of the Funds’ securities.
Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories (each a “Foreign Custodian”) appointed by the Fund’s custodian. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.
Funds’ Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	March 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	March 31, 2011

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	March 31, 2011

* Print the name and title of each signing officer under his or her signature.